8 Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
Schedule of trade accounts receivable, net and notes receivable
	2019	2018

Tuition fees	86,798	57,548
Proeducar	1,884	1,882
FIES	17,789	4,576
Others	6,378	7,211
Educational content (a)	37,154	-
	150,003	71,217
(-) Allowance for doubtful accounts	(14,763)	(7,537)
	135,240	63,680
Current	125,439	58,445
Non-current	9,801	5,235

(a) Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel Editora and CBB Web, following the corporate reorganization on March 29, 2019.

Schedule of aging of trade accounts receivable

As of December 31, 2019 and 2018, the aging of trade receivables was as follows:

	2019	2018

Neither past due nor impaired	71,095	18,194
Past due
1 to 30 days	15,042	14,433
31 to 90 days	27,221	18,413
91 to 180 days	20,543	15,394
More than 180 days	16,102	4,783
	150,003	71,217

Schedule of allowance for doubtful accounts

The changes in the allowance for doubtful accounts for the years ended December 31, 2019, 2018 and 2017, was as follows:

	2019	2018	2017

Balance at the beginning of the year	(7,537)	(3,794)	(1,100)
Additions	(15,040)	(7,714)	(2,914)
Write-offs	7,814	3,971	220
Balance at the end of the year	(14,763)	(7,537)	(3,794)